Financial risk management - Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 15,711,397	₩ 19,233,906
Financial liabilities at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,312,487	954,899
Financial liabilities at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	790,416	357,841
Financial liabilities at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,522,071	597,058
Financial liabilities designated at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,378,064	8,220,475
Financial liabilities designated at FVTPL | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,090,215	7,959,176
Financial liabilities designated at FVTPL | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	287,849	261,299
Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,020,846	10,058,532
Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	5,872,403	9,036,461
Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,148,443	1,022,071
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,350,709	977,620
Level 1 | Financial liabilities at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,312,487	954,899
Level 1 | Financial liabilities at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	790,416	357,841
Level 1 | Financial liabilities at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,522,071	597,058
Level 1 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	38,222	22,721
Level 1 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	38,222	22,721
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,078,533	10,372,477
Level 2 | Financial liabilities designated at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	543,381	1,081,218
Level 2 | Financial liabilities designated at FVTPL | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	255,532	819,919
Level 2 | Financial liabilities designated at FVTPL | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	287,849	261,299
Level 2 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,535,152	9,291,259
Level 2 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	5,540,526	8,476,885
Level 2 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	994,626	814,374
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,282,155	7,883,809
Level 3 | Financial liabilities designated at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	5,834,683	7,139,257
Level 3 | Financial liabilities designated at FVTPL | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	5,834,683	7,139,257
Level 3 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	447,472	744,552
Level 3 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	293,655	536,855
Level 3 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 153,817	₩ 207,697